Advances to Suppliers, Net (Details) - Schedule of changes of allowance for doubtful accounts - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of changes of allowance for doubtful accounts [Abstract]
Beginning balance	$ 1,112,374	$ 439,738
Bad debt provision	259,861	636,625
Write off	(428,553)
Foreign exchange translation	22,161	36,010
Ending balance	$ 965,843	$ 1,112,373